Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Accumulated Depreciation
Cost	Total
Balance as of January 1, 2022	$116,654
Additions	10,518
Disposals	(2,275)
Effect of exchange differences in foreign currency	(2,544)
Transfers	(54)
Balance as of June 30, 2022	$122,299

Balance as of January 1, 2023	$121,898
Additions	13,110
Disposals	(276)
Effect of exchange differences in foreign currency	12,664
Transfers	(116)
Balance as of June 30, 2023	$147,280
Accumulated depreciation	Total
Balance as of January 1, 2022	$44,016
Disposals	(174)
Depreciation expense	2,932
Effect of exchange differences in foreign currency	(1,071)
Balance as of June 30, 2022	$45,703

Balance as of January 1, 2023	$47,933
Disposals	(227)
Depreciation expense	2,662
Effect of exchange differences in foreign currency	5,125
Transfers	(38)
Balance as of June 30, 2023	$55,455

As of June 30, 2022
Net book value	$76,596
As of June 30, 2023
Net book value	$91,825